Loans and advances to customers - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Loans and advances to customers	€ 727,733	€ 683,611
Finance income on net investment in finance lease	513	522
Non-subordinated
Disclosure of financial assets [line items]
Loans and advances to customers	€ 727,498	€ 683,398